RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Details Narrative) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Operating lease ROU asset carrying amount	$ 554	$ 709	$ 739